Derivative financial instruments - Hedging instruments which are carried on the Group balance sheet (Cash flow hedges and hedges of net investments in foreign operations) (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Directly impacted by IBOR reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	49,754
Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	74,437	67,773
Change in fair value used as a basis to determine hedge ineffectiveness	£ 1,541	£ 770
Cash flow hedges [member] | Directly impacted by IBOR reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	18,195	15,223
Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	65,042	66,515
Change in fair value used as a basis to determine hedge ineffectiveness	£ 1,151	£ 739
Cash flow hedges [member] | Interest rate risk [member] | Directly impacted by IBOR reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	18,195	15,223
Cash flow hedges [member] | Foreign exchange risk [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	6,596
Change in fair value used as a basis to determine hedge ineffectiveness	£ 348
Cash flow hedges [member] | Foreign exchange risk [member] | Directly impacted by IBOR reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	0
Cash flow hedges [member] | Inflation risk [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	2,799	1,258
Change in fair value used as a basis to determine hedge ineffectiveness	£ 42	£ 31
Cash flow hedges [member] | Inflation risk [member] | Directly impacted by IBOR reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	0	0
Hedges of net investment [member] | Foreign exchange risk [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	9,451	11,196
Change in fair value used as a basis to determine hedge ineffectiveness	£ 265	£ 288
Hedges of net investment [member] | Foreign exchange risk [member] | Directly impacted by IBOR reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	0	0
Derivatives [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	£ 386	£ 7
Hedging instrument, liabilities	0	(1)
Derivatives [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	33	3
Hedging instrument, liabilities	0	(1)
Derivatives [member] | Cash flow hedges [member] | Foreign exchange risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	351
Hedging instrument, liabilities	0
Derivatives [member] | Cash flow hedges [member] | Inflation risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	2	4
Hedging instrument, liabilities	0	0
Derivatives [member] | Hedges of net investment [member] | Foreign exchange risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	25	30
Hedging instrument, liabilities	0	0
Loan liabilities [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities [member] | Cash flow hedges [member] | Foreign exchange risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0
Loan liabilities [member] | Cash flow hedges [member] | Inflation risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities [member] | Hedges of net investment [member] | Foreign exchange risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	£ (8,660)	£ (10,051)